UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-06485
SELIGMAN GLOBAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Seligman Global Technology Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
General Dynamics Corp.	61,000		$4,599,400

Application Software (20.7%)
Aspen Technology, Inc.	545,914	(b)	7,724,683
JDA Software Group, Inc.	342,900	(b)	10,348,722
Longtop Financial Technologies Ltd., ADR	274,630	(b,c,d)	9,035,327
Micro Focus International PLC	1,894,227	(c)	12,459,729
NICE Systems Ltd., ADR	277,600	(b,c,d)	9,083,072
Nuance Communications, Inc.	943,199	(b,d)	19,175,236
Parametric Technology Corp.	979,436	(b,d)	21,772,862
Synopsys, Inc.	1,061,872	(b)	28,808,587
Taleo Corp., Class A	147,800	(b,d)	4,354,188
Temenos Group AG	131,500	(b,c)	5,158,013

Total			127,920,419

Chemicals (0.5%)
JSR Corp.	150,500	(c)	3,102,567

Communications Equipment (5.1%)
Cisco Systems, Inc.	497,749	(b)	10,527,391
QUALCOMM, Inc.	338,571		18,326,849
ZTE Corp., Series H	591,100	(c)	2,352,727

Total			31,206,967

Computers & Peripherals (13.1%)
Apple, Inc.	107,755	(b)	36,563,427
Electronics for Imaging, Inc.	286,103	(b,d)	4,285,823
EMC Corp.	75,700	(b)	1,884,173
Hewlett-Packard Co.	529,945		24,213,187
NetApp, Inc.	27,600	(b,d)	1,510,548
Toshiba Corp.	1,614,900	(c)	9,572,907
Wistron Corp.	1,591,000	(c)	3,105,458

Total			81,135,523

Electrical Equipment (1.0%)
Nidec Corp.	68,200	(c)	6,447,795

Electronic Equipment, Instruments & Components (3.8%)
Avnet, Inc.	153,700	(b)	5,474,794
Elster Group SE, ADR	91,561	(b,c,d)	1,456,736
Ibiden Co., Ltd.	90,200	(c)	3,052,850
Kyocera Corp.	32,800	(c)	3,421,420
Murata Manufacturing Co., Ltd.	42,900	(c)	3,257,197
Tripod Technology Corp.	470,000	(c)	2,164,432
Unimicron Technology Corp.	2,216,100	(c)	4,583,683

Total			23,411,112

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	128,500		6,230,965

Home Entertainment Software (0.4%)
Nintendo Co., Ltd.	11,100	(c)	3,000,911

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.	17,300	(b)	2,934,772

Internet Software & Services (4.2%)
Baidu, Inc., ADR	93,400	(b,c)	10,146,042
Google, Inc., Class A	19,600	(b)	11,767,056
Netease.com, ADR	72,200	(b,c,d)	2,912,548
SciQuest, Inc.	105,491	(b)	1,416,744

Total			26,242,390

IT Services (7.9%)
Amdocs Ltd.	964,138	(b,c)	28,094,981
Atos Origin SA	60,700	(b,c)	3,376,044
Infosys Technologies Ltd., ADR	96,900	(c,d)	6,561,099
InterXion Holding NV	58,547	(b,c)	825,513
Rolta India Ltd.	2,620,035	(c)	7,691,172
Xchanging PLC	1,190,700	(c)	2,159,165

Total			48,707,974

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc.	117,900	(b)	6,752,133

Office Electronics (2.5%)
Canon, Inc.	101,700	(c)	5,005,443
Xerox Corp.	956,100		10,153,782

Total			15,159,225

Semiconductors & Semiconductor Equipment (14.3%)
Advanced Semiconductor Engineering, Inc.	2,597,000	(c)	3,224,107
Amkor Technology, Inc.	253,400	(b,d)	2,062,676
ASML Holding NV	372,400	(c,d)	15,624,687
Intel Corp.	907,200		19,468,512
KLA-Tencor Corp.	311,300		13,722,104
Lam Research Corp.	108,000	(b)	5,388,120
Marvell Technology Group Ltd.	614,517	(b,c)	11,681,968
Novellus Systems, Inc.	330,000	(b)	11,903,100
ON Semiconductor Corp.	191,900	(b,d)	2,120,495
Samsung Electronics Co., Ltd.	3,810	(c)	3,345,724

Total			88,541,493

Systems Software (18.3%)
3i Infotech Ltd.	1,076,127	(c)	1,162,391
BMC Software, Inc.	491,956	(b)	23,466,301
Check Point Software Technologies Ltd.	512,705	(b,c,d)	22,841,008
CommVault Systems, Inc.	52,000	(b)	1,606,280
Microsoft Corp.	770,616		21,365,329
Oracle Corp.	380,900		12,200,227
Symantec Corp.	1,522,762	(b)	26,815,839
Velti PLC	256,840	(b,c)	3,567,840

Total			113,025,215

Issuer	Shares		Value(a)
Wireless Telecommunication Services (0.4%)
China Mobile Ltd.	237,500	(c)	2,334,640

Total Common Stocks (Cost: $490,547,100)			$590,753,501

Money Market Fund (4.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	30,150,532	(f)	$30,150,532

Total Money Market Fund (Cost: $30,150,532)			$30,150,532

Investments of Cash Collateral Received for Securities on Loan (7.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.3%)
Cancara Asset Securitisation LLC
02-14-11	0.270%	$999,842	$999,842
Rhein-Main Securitisation Ltd.
04-18-11	0.551	998,671	998,671

Total			1,998,513

Certificates of Deposit (0.2%)
Commerzbank AG
02-07-11	0.370	1,000,000	1,000,000

Other Short-Term Obligations (0.3%)
Natixis Financial Products LLC
02-01-11	0.550	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.7%)(e)
Barclays Capital, Inc. dated 01-31-11, matures 02-01-11, repurchase price $6,167,511	0.250%	$6,167,468	$6,167,468
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $10,000,067	0.240	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Nomura Securities dated 01-31-11, matures 02-01-11, repurchase price $5,000,031	0.220	5,000,000	5,000,000
RBS Securities, Inc. dated 01-31-11, matures 02-01-11, repurchase price $15,000,146	0.350	15,000,000	15,000,000

Total			41,167,468

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $46,165,981)			$46,165,981

Total Investments in Securities
(Cost: $566,863,613)(g)			$667,070,014

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at Jan. 31, 2011.

Percentage of net
Country	assets

Bermuda	1.9%
China	2.5
France	0.5
Germany	0.2
Guernsey	4.6
Hong Kong	1.9
India	2.6
Ireland	0.6
Israel	5.2
Japan	5.9
Netherlands	2.6
South Korea	0.5
Switzerland	0.8
Taiwan	2.1
United Kingdom	2.3

Total Foreign Securities	34.2%

United States	73.6%

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

UBS Securities	Feb. 1, 2011	2,617,588 (USD)	217,187,583 (JPY)	$28,137	$—

Goldman, Sachs & Co.	Feb. 3, 2011	121,625,484 (JPY)	1,481,770 (USD)	159	—

Total				$28,296	$—

Notes to Portfolio of Investments

ADR — American Depositary Receipt

JPY — Japanese Yen

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 34.24% of net assets.

(d)	At Jan. 31, 2011, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.250%)

Security description	Value (a)

United States Treasury Bill	$2,285,450
United States Treasury Note/Bond	4,005,368

Total market value of collateral securities	$6,290,818

Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$519,549
Fannie Mae Pool	2,222,190
Fannie Mae Principal Strip	21,597
Fannie Mae REMICS	656,847
Fannie Mae Whole Loan	36,177
Federal Farm Credit Bank	147,032
Federal Home Loan Banks	894,691
Federal Home Loan Mortgage Corp	245,476
Federal National Mortgage Association	630,042
FHLMC Structured Pass Through Securities	242,186
Freddie Mac Coupon Strips	328
Freddie Mac Non Gold Pool	938,761
Freddie Mac Reference REMIC	5,459
Freddie Mac REMICS	294,860
Freddie Mac Strips	78,611
Ginnie Mae I Pool	462,038
Ginnie Mae II Pool	939,751
Government National Mortgage Association	457,785
United States Treasury Inflation Indexed Bonds	151,100
United States Treasury Note/Bond	192,453
United States Treasury Strip Coupon	914,087
United States Treasury Strip Principal	149,002

Total market value of collateral securities	$10,200,022

Natixis Financial Products, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$225,474
Fannie Mae Pool	20,254
Fannie Mae REMICS	1,773,732
Freddie Mac Gold Pool	17,558
Freddie Mac Non Gold Pool	29,834
Freddie Mac REMICS	2,419,699
Freddie Mac Strips	196,232
United States Treasury Note/Bond	417,247

Total market value of collateral securities	$5,100,030

Nomura Securities (0.220%)

Security description	Value (a)

United States Treasury Note/Bond	$5,100,002

Total market value of collateral securities	$5,100,002

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Amortizing Residential Collateral Trust	$546,493
Ginnie Mae I Pool	7,798,792
Ginnie Mae II Pool	3,153,502
GS Mortgage Securities Corp II	500,272
HSBC Home Equity Loan Trust	1,383,735
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,525,053
Renaissance Home Equity Loan Trust	188,010
Structured Asset Investment Loan Trust	112,623
Wells Fargo Home Equity Trust	219,465

Total market value of collateral securities	$15,427,945

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(g)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $566,864,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$106,178,000
Unrealized depreciation	(5,972,000)

Net unrealized appreciation	$100,206,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Chemicals	$—	$3,102,567	$—	$3,102,567
Communications Equipment	28,854,240	2,352,727	—	31,206,967
Computers & Peripherals	68,457,158	12,678,365	—	81,135,523
Electrical Equipment	—	6,447,795	—	6,447,795
Electronic Equipment, Instruments & Components	6,931,530	16,479,582	—	23,411,112
IT Services	35,481,593	13,226,381	—	48,707,974
Office Electronics	10,153,782	5,005,443	—	15,159,225
Semiconductors & Semiconductor Equipment	73,345,841	15,195,652	—	88,541,493
Software	219,451,430	24,495,115	—	243,946,545
Wireless Telecommunication Services	—	2,334,640	—	2,334,640
All Other Industries	46,759,660	—	—	46,759,660

Total Equity Securities	489,435,234	101,318,267	—	590,753,501

Other
Affiliated Money Market Fund(c)	30,150,532	—	—	30,150,532
Investments of Cash Collateral Received for Securities on Loan	—	46,165,981	—	46,165,981

Total Other	30,150,532	46,165,981	—	76,316,513

Investments in Securities	519,585,766	147,484,248	—	667,070,014
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	28,296	—	28,296

Total	$519,585,766	$147,512,544	$—	$667,098,310

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $62,179,398.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               Seligman Global Fund Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date March 23, 2011